UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Venesprie Capital, LLC

Address:  101 Park Avenue
          48th Floor
          New York, NY 10178


13F File Number: 028-13289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Quincy Fennebresque
Title:  Managing Member
Phone:  (212) 231-8755


Signature, Place and Date of Signing:

/s/ Quincy Fennebresque            New York, NY            November 9, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:  $95,616
                                         (thousands)


List of Other Included Managers:

1.       028-13291                  Venesprie Capital Partners QP, LP

                                                    FORM 13F INFORMATION TABLE
                                                          September 30, 2009



COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                       VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  --------         -----      -------- -------   --- ----   ----------  --------  ----    ------  ----
AIRVANA INC                     COM              00950V101  4,167      615,540 SH         Defined     (1)                 615,540
AIRVANA INC                     COM              00950V101  1,967      290,603 SH         Sole        None      290,603
ALTISOURCE PORTFOLIO SOLNS S    REG SHS          L0175J104  1,033       71,532 SH         Defined     (1)                  71,532
ALTISOURCE PORTFOLIO SOLNS S    REG SHS          L0175J104    488       33,768 SH         Sole        None       33,768
AMERICAN TOWER CORP             CL A             029912201  1,605       44,107 SH         Defined     (1)                  44,107
AMERICAN TOWER CORP             CL A             029912201    758       20,824 SH         Sole        None       20,824
BECKMAN COULTER INC             COM              075811109  2,024       29,361 SH         Defined     (1)                  29,361
BECKMAN COULTER INC             COM              075811109    956       13,863 SH         Sole        None       13,863
CB RICHARD ELLIS GROUP INC      CL A             12497T101  2,431      207,030 SH         Defined     (1)                 207,030
CB RICHARD ELLIS GROUP INC      CL A             12497T101  1,147       97,742 SH         Sole        None       97,742
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109  2,494      105,008 SH         Defined     (1)                 105,008
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109  1,177       49,576 SH         Sole        None       49,576
CISCO SYS INC                   COM              17275R102  3,529      149,920 SH         Defined     (1)                 149,920
CISCO SYS INC                   COM              17275R102  1,666       70,777 SH         Sole        None       70,777
CROCS INC                       COM              227046109  2,380      357,881 SH         Defined     (1)                 357,881
CROCS INC                       COM              227046109  1,124      168,959 SH         Sole        None      168,959
CROCS INC                       COM              227046109    373       56,100 SH  CALL   Defined     (1)                  56,100
CROCS INC                       COM              227046109    159       23,900 SH  CALL   Sole        None       23,900
CTRIP COM INTL LTD              ADR              22943F100  1,981       33,693 SH         Defined     (1)                  33,693
CTRIP COM INTL LTD              ADR              22943F100    935       15,910 SH         Sole        None       15,910
DECKERS OUTDOOR CORP            COM              243537107  3,044       35,880 SH         Defined     (1)                  35,880
DECKERS OUTDOOR CORP            COM              243537107  1,437       16,939 SH         Sole        None       16,939
ELECTRONIC ARTS INC             COM              285512109  3,356      176,146 SH         Defined     (1)                 176,146
ELECTRONIC ARTS INC             COM              285512109  1,584       83,158 SH         Sole        None       83,158
GAMESTOP CORP NEW               CL A             36467W109  1,290       48,748 SH         Defined     (1)                  48,748
GAMESTOP CORP NEW               CL A             36467W109    609       23,017 SH         Sole        None       23,017
GOOGLE INC                      CL A             38259P508  1,846        3,722 SH         Defined     (1)                   3,722
GOOGLE INC                      CL A             38259P508    873        1,760 SH         Sole        None        1,760
MCDONALDS CORP                  COM              580135101  2,811       49,249 SH         Defined     (1)                  49,249
MCDONALDS CORP                  COM              580135101  1,327       23,251 SH         Sole        None       23,251
MONSANTO CO NEW                 COM              61166W101  2,247       29,030 SH         Defined     (1)                  29,030
MONSANTO CO NEW                 COM              61166W101  1,061       13,705 SH         Sole        None       13,705
PHILIP MORRIS INTL INC          COM              718172109  2,048       42,009 SH         Defined     (1)                  42,009
PHILIP MORRIS INTL INC          COM              718172109    967       19,836 SH         Sole        None       19,836
POPULAR INC                     COM              733174106  3,154    1,114,325 SH         Defined     (1)               1,114,325
POPULAR INC                     COM              733174106  1,489      526,075 SH         Sole        None      526,075
PRICELINE COM INC               COM NEW          741503403  2,724       16,427 SH         Defined     (1)                  16,427
PRICELINE COM INC               COM NEW          741503403  1,287        7,760 SH         Sole        None        7,760
QUALCOMM INC                    COM              747525103  1,664       36,986 SH         Defined     (1)                  36,986
QUALCOMM INC                    COM              747525103    785       17,461 SH         Sole        None       17,461
REGIONS FINANCIAL CORP NEW      COM              7591EP100  4,377      704,874 SH         Defined     (1)                 704,874
REGIONS FINANCIAL CORP NEW      COM              7591EP100  2,067      332,776 SH         Sole        None      332,776
REGIONS FINANCIAL CORP NEW      COM              7591EP100    903      145,400 SH  CALL   Defined     (1)                 145,400
REGIONS FINANCIAL CORP NEW      COM              7591EP100    380       61,200 SH  CALL   Sole        None       61,200
REPUBLIC SVCS INC               COM              760759100  2,054       77,296 SH         Defined     (1)                  77,296
REPUBLIC SVCS INC               COM              760759100    970       36,493 SH         Sole        None       36,493
TERADATA CORP DEL               COM              88076W103  3,933      142,906 SH         Defined     (1)                 142,906
TERADATA CORP DEL               COM              88076W103  1,857       67,467 SH         Sole        None       67,467
TIME WARNER CABLE INC           COM              88732J207  3,566       82,766 SH         Defined     (1)                  82,766
TIME WARNER CABLE INC           COM              88732J207  1,684       39,081 SH         Sole        None       39,081
VISA INC                        COM CL A         92826C839  2,999       43,391 SH         Defined     (1)                  43,391
VISA INC                        COM CL A         92826C839  1,416       20,485 SH         Sole        None       20,485
WUXI PHARMATECH CAYMAN INC      SPONS ADR SHS    929352102    960       80,498 SH         Defined     (1)                  80,498
WUXI PHARMATECH CAYMAN INC      SPONS ADR SHS    929352102    453       38,002 SH         Sole        None       38,002


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